Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Garrison Street Trust
Entity Central Index Key	0000803013
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
VIP Investment Grade Central Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® VIP Investment Grade Central Fund
Class Name	VIP Investment Grade Central Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® VIP Investment Grade Central Fund for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Investment Grade Central Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 2,975,910,228
Holdings Count | shares	1,927
Investment Company Portfolio Turnover	201.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$2,975,910,228
Number of Holdings	1,927
Portfolio Turnover	201%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 66.3 AAA 7.6 AA 0.3 A 8.5 BBB 15.0 BB 2.2 B 0.8 Not Rated 1.2 QUALITY DIVERSIFICATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (1.9)%* We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 44.2 Corporate Bonds 25.1 U.S. Government Agency - Mortgage Securities 22.1 Asset-Backed Securities 6.5 CMOs and Other Mortgage Related Securities 3.9 Other Investments 0.1 Foreign Government and Government Agency Obligations 0.0 ASSET ALLOCATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (1.9)% United States 91.1 Grand Cayman (Uk Overseas Ter) 4.8 United Kingdom 0.9 Mexico 0.8 Ireland 0.6 Switzerland 0.4 Germany 0.2 Belgium 0.2 Bailiwick Of Jersey 0.2 Others 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 33.2 US Treasury Bonds 11.0 Uniform Mortgage Backed Securities 7.9 Ginnie Mae II Pool 5.4 Fannie Mae Mortgage pass-thru certificates 4.4 Freddie Mac Gold Pool 4.0 JPMorgan Chase & Co 1.3 Bank of America Corp 1.3 Morgan Stanley 1.2 Citigroup Inc 0.9 70.6